PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, beginning	6,709,008	4,710,758	5,532,515
Granted	1,690,090	3,286,756	631,166
Exercised	(735,416)	(1,050,382)	(1,353,697)
Forfeited	(240,747)	(238,124)	(99,226)
Modified	(835,849)
Converted from modification	209,026
Outstanding, ending	6,796,112	6,709,008	4,710,758	5,532,515
Vested and expect to vest, ending	6,453,834
Exercisable, ending	2,517,635
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 198.19	$ 168.80	$ 157.82
Granted (in dollars per share)	158.95	204.65	43.03
Exercised (in dollars per share)	91.14	92.58	68.95
Forfeited (in dollars per share)	$ 167.40	171.61	133.92
Modified	338.91
Converted from modification	0.01
Outstanding, ending (in dollars per share)	$ 177.71	$ 198.19	$ 168.80	$ 157.82
Vested and expect to vest, ending (in dollars per share)	177.98
Exercisable, ending (in dollars per share)	$ 186.23
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 7 months 17 days	5 years 7 months 13 days	4 years 8 months 19 days	4 years 6 months 14 days
Vested and expect to vest at the end of the period	5 years 6 months 21 days
Exercisable at the end of the period	3 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 679	$ 366	$ 867	$ 900
Vested and expect to vest	643
Exercisable	$ 229
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 268.32
Total intrinsic value of options exercised	$ 162	$ 356	$ 522
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Assumptions
Closing stock price (in dollars per share)	$ 33.54